Provision for Reclamation Liabilities - Schedule of Provision for Reclamation Liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Provision for Reclamation Liabilities [Abstract]
Beginning of the year	$ 7,435	$ 10,846
Disbursements	(843)	(3,664)
Environmental rehabilitation expense	450
Accretion	250	253
End of the year	7,292	7,435
Provision for reclamation liabilities – current	1,750	759
Provision for reclamation liabilities – long-term	5,542	6,676
Total	$ 7,292	$ 7,435